Assets and Liabilities Held for Sale - Summary of Assets and Liabilities Classified as Held for Sale (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	€ 10,347	€ 10,558
Goodwill and intangibles	38,591	34,941
Deferred tax assets	1,465	1,474
Other non-current assets	974	931
Non-current assets	57,694	51,502
Current assets
Inventories	4,683	4,462
Trade and other receivables	5,422	4,939
Current tax assets	324	372
Cash and cash equivalents	3,415	5,548
Current assets	17,401	16,157
Assets held for sale	2,401	28
Current liabilities
Trade payables and other current liabilities	14,861	14,132
Current tax liabilities	1,365	1,451
Financial liabilities	7,252	4,461
Total current liabilities	24,778	20,592
Non-current liabilities
Financial liabilities	30,133	27,305	€ 28,257
Other non-current liabilities	275	235
Deferred tax liabilities	4,530	3,166
Non-current liabilities	30,571	29,412
Liabilities held for sale	820	1
ekaterra
Current assets
Assets held for sale	2,375
Others
Current assets
Assets held for sale	26
Non-Current Assets Held for Sale
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	2	17
Non-Current Assets Held for Sale | ekaterra
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	0
Non-Current Assets Held for Sale | Others
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	2
Disposal Groups Held for Sale
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	447	4
Goodwill and intangibles	901	1
Deferred tax assets	329
Other non-current assets	25
Non-current assets	1,702	5
Current assets
Inventories	258	6
Trade and other receivables	336	0
Current tax assets	11
Cash and cash equivalents	90
Other current assets	2	0
Current assets	697	6
Current liabilities
Trade payables and other current liabilities	652	1
Current tax liabilities	9
Financial liabilities	49
Provisions	8
Total current liabilities	718	1
Non-current liabilities
Pension and post-retirement healthcare liabilities	12
Financial liabilities	31
Other non-current liabilities	2
Deferred tax liabilities	57
Non-current liabilities	102
Liabilities held for sale	820	€ 1
Disposal Groups Held for Sale | ekaterra
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	425
Goodwill and intangibles	899
Deferred tax assets	329
Other non-current assets	25
Non-current assets	1,678
Current assets
Inventories	258
Trade and other receivables	336
Current tax assets	11
Cash and cash equivalents	90
Other current assets	2
Current assets	697
Current liabilities
Trade payables and other current liabilities	652
Current tax liabilities	9
Financial liabilities	49
Provisions	8
Total current liabilities	718
Non-current liabilities
Pension and post-retirement healthcare liabilities	12
Financial liabilities	31
Other non-current liabilities	2
Deferred tax liabilities	57
Non-current liabilities	102
Liabilities held for sale	820
Disposal Groups Held for Sale | Others
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	22
Goodwill and intangibles	2
Non-current assets	€ 24